CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Less: unamortized debt discount		$ (78)
Subtotal	5,448	14,828
Less: Current portion	(5,448)	(14,828)
Convertible notes, net of current portion
Accrued cumulative interest:		725
The 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible Notes		4,160
The 2024 Convertible Note [Member]
Short-Term Debt [Line Items]
Convertible Notes		10,746
The 2025 Convertible Note [Member]
Short-Term Debt [Line Items]
Convertible Notes	$ 5,448